Commitments and Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Commitments and Contingent Liabilities [Abstract]
Schedule of Off-Balance Sheet Contractual Obligations

The following were the Company’s off-balance sheet contractual obligations as at December 31, 2024:

	2025	2026	2027	2028	2029	Thereafter	Total
Property leases	$1,116	$1,116	$1,013	$1,012	$1,013	$9,592	$14,862
Capital commitments	560,991	5,753	6,473	—	—	—	573,217
Other operating commitments	16,467	9,566	8,823	20,419	19,051	54,143	128,469
	$578,574	$16,435	$16,309	$21,431	$20,064	$63,735	$716,548